UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00042

Deutsche DWS Portfolio Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	1/31

Date of reporting period:	7/31/2025

Item 1.	Reports to Stockholders.

(a)

DWS Total Return Bond Fund

Class A: SZIAX

Semi-Annual Shareholder Report — July 31, 2025

This semi-annual shareholder report contains important information about DWS Total Return Bond Fund (the "Fund") for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.99%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	232,783,943
Number of Portfolio Holdings	329
Portfolio Turnover Rate (%)	119
Total Net Advisory Fees Paid ($)	339,144
Effective Duration	6.5 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	41%
Mortgage-Backed Securities Pass-Throughs	23%
Asset-Backed	11%
Commercial Mortgage-Backed Securities	10%
Collateralized Mortgage Obligations	8%
Government & Agency Obligations	7%
Warrants	0%
Cash Equivalents and Other Assets and Liabilities, Net	0%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	7%
AA	41%
A	16%
BBB	29%
BB	4%
B	1%
Not Rated	2%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

The securities markets are volatile, and the market prices of the Fund’s securities may decline. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DTRBF-TSRS-A

R-102332-2 (09/25)

DWS Total Return Bond Fund

Class C: SZICX

Semi-Annual Shareholder Report — July 31, 2025

This semi-annual shareholder report contains important information about DWS Total Return Bond Fund (the "Fund") for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.53%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.79%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	232,783,943
Number of Portfolio Holdings	329
Portfolio Turnover Rate (%)	119
Total Net Advisory Fees Paid ($)	339,144
Effective Duration	6.5 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	41%
Mortgage-Backed Securities Pass-Throughs	23%
Asset-Backed	11%
Commercial Mortgage-Backed Securities	10%
Collateralized Mortgage Obligations	8%
Government & Agency Obligations	7%
Warrants	0%
Cash Equivalents and Other Assets and Liabilities, Net	0%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	7%
AA	41%
A	16%
BBB	29%
BB	4%
B	1%
Not Rated	2%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

The securities markets are volatile, and the market prices of the Fund’s securities may decline. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DTRBF-TSRS-C

R-102332-2 (09/25)

DWS Total Return Bond Fund

Class S: SCSBX

Semi-Annual Shareholder Report — July 31, 2025

This semi-annual shareholder report contains important information about DWS Total Return Bond Fund (the "Fund") for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$27	0.53%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.74%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	232,783,943
Number of Portfolio Holdings	329
Portfolio Turnover Rate (%)	119
Total Net Advisory Fees Paid ($)	339,144
Effective Duration	6.5 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	41%
Mortgage-Backed Securities Pass-Throughs	23%
Asset-Backed	11%
Commercial Mortgage-Backed Securities	10%
Collateralized Mortgage Obligations	8%
Government & Agency Obligations	7%
Warrants	0%
Cash Equivalents and Other Assets and Liabilities, Net	0%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	7%
AA	41%
A	16%
BBB	29%
BB	4%
B	1%
Not Rated	2%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

The securities markets are volatile, and the market prices of the Fund’s securities may decline. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DTRBF-TSRS-S

R-102332-2 (09/25)

DWS Total Return Bond Fund

Institutional Class: SZIIX

Semi-Annual Shareholder Report — July 31, 2025

This semi-annual shareholder report contains important information about DWS Total Return Bond Fund (the "Fund") for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$27	0.53%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.73%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	232,783,943
Number of Portfolio Holdings	329
Portfolio Turnover Rate (%)	119
Total Net Advisory Fees Paid ($)	339,144
Effective Duration	6.5 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	41%
Mortgage-Backed Securities Pass-Throughs	23%
Asset-Backed	11%
Commercial Mortgage-Backed Securities	10%
Collateralized Mortgage Obligations	8%
Government & Agency Obligations	7%
Warrants	0%
Cash Equivalents and Other Assets and Liabilities, Net	0%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	7%
AA	41%
A	16%
BBB	29%
BB	4%
B	1%
Not Rated	2%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

The securities markets are volatile, and the market prices of the Fund’s securities may decline. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DTRBF-TSRS-I

R-102332-2 (09/25)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

July 31, 2025
Semiannual Financial Statements and Other Information
DWS Total Return Bond Fund

Contents
3	Investment Portfolio
19	Statement of Assets and Liabilities
21	Statement of Operations
22	Statements of Changes in Net Assets
23	Financial Highlights
27	Notes to Financial Statements
41	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Total Return Bond Fund

Investment Portfolioas of July 31, 2025 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Bonds 41.4%
Communication Services 4.1%
Alphabet, Inc., 5.25%, 5/15/2055	425,000	417,011
AT&T, Inc.:
3.55%, 9/15/2055	220,000	147,502
5.4%, 2/15/2034	1,700,000	1,737,279
CCO Holdings LLC, 144A, 5.125%, 5/1/2027	2,000,000	1,983,626
Charter Communications Operating LLC:
6.1%, 6/1/2029	570,000	594,600
6.384%, 10/23/2035	300,000	310,141
Comcast Corp., 5.5%, 5/15/2064	250,000	230,315
Meta Platforms, Inc., 5.4%, 8/15/2054	291,000	281,198
NTT Finance Corp.:
144A, 5.171%, 7/16/2032	431,000	434,721
144A, 5.502%, 7/16/2035	280,000	284,339
Paramount Global, 4.2%, 6/1/2029	725,000	705,433
T-Mobile U.S.A., Inc., 5.875%, 11/15/2055	500,000	498,557
T-Mobile USA, Inc., 5.3%, 5/15/2035	390,000	392,996
Verizon Communications, Inc.:
2.65%, 11/20/2040	117,000	82,034
2.85%, 9/3/2041	150,000	106,040
3.7%, 3/22/2061	132,000	90,728
Videotron Ltd., 144A, 5.7%, 1/15/2035	555,000	556,927
Warnermedia Holdings, Inc.:
Series WI, 4.054%, 3/15/2029	500,000	470,440
4.279%, 3/15/2032	146,000	122,602
		9,446,489
Consumer Discretionary 2.5%
Carnival Corp., 144A, 6.125%, 2/15/2033	144,000	146,555
Daimler Truck Finance North America LLC, 144A, 5.625%, 1/13/2035	315,000	320,785
Ford Motor Credit Co. LLC:
5.8%, 3/8/2029	500,000	500,938
6.5%, 2/7/2035	500,000	498,634
General Motors Financial Co., Inc., 5.55%, 7/15/2029	975,000	996,116
Las Vegas Sands Corp., 5.625%, 6/15/2028	419,000	425,668
Marriott International, Inc., 5.5%, 4/15/2037	610,000	608,993
Mattel, Inc., 144A, 5.875%, 12/15/2027	1,000,000	1,002,324
O’Reilly Automotive, Inc., 5.0%, 8/19/2034	525,000	520,271
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	3

	Principal Amount ($)	Value ($)
Tapestry, Inc., 5.5%, 3/11/2035	627,000	629,879
Whirlpool Corp., 6.125%, 6/15/2030	156,000	155,628
		5,805,791
Consumer Staples 1.8%
Anheuser-Busch Companies LLC, 4.9%, 2/1/2046	165,000	150,852
Bunge Ltd. Finance Corp., 144A, 5.25%, 4/21/2032	750,000	756,835
Campbell’s Co., 4.75%, 3/23/2035	400,000	382,378
JBS USA Holding Lux SARL:
144A, 6.375%, 4/15/2066	305,000	300,611
6.75%, 3/15/2034	831,000	904,558
Kroger Co., 5.0%, 9/15/2034	500,000	494,601
Mars, Inc.:
144A, 5.2%, 3/1/2035	572,000	574,738
144A, 5.7%, 5/1/2055	334,000	329,573
Sysco Corp., 5.4%, 3/23/2035	309,000	313,356
		4,207,502
Energy 5.5%
BP Capital Markets PLC, 6.125%, Perpetual	750,000	752,182
ConocoPhillips Co., 5.55%, 3/15/2054	310,000	294,778
DT Midstream, Inc.:
144A, 4.125%, 6/15/2029	1,250,000	1,203,825
144A, 5.8%, 12/15/2034	257,000	261,417
Energy Transfer LP:
5.7%, 4/1/2035	657,000	666,191
Series B, 6.625%, Perpetual	850,000	845,579
EQT Corp., 5.75%, 2/1/2034	745,000	766,090
Expand Energy Corp., 5.375%, 2/1/2029	585,000	585,635
Hess Midstream Operations LP:
144A, 5.875%, 3/1/2028	298,000	302,906
144A, 6.5%, 6/1/2029	1,000,000	1,030,101
HF Sinclair Corp., 5.75%, 1/15/2031	453,000	463,668
Kinetik Holdings LP, 144A, 6.625%, 12/15/2028	536,000	548,174
Occidental Petroleum Corp., 8.875%, 7/15/2030	1,000,000	1,139,729
ONEOK, Inc., 144A, 6.5%, 9/1/2030	890,000	949,605
Saudi Arabian Oil Co.:
144A, 5.75%, 7/17/2054	350,000	328,924
144A, 6.375%, 6/2/2055	661,000	670,386
Sunoco LP, 144A, 6.25%, 7/1/2033	235,000	238,008
Targa Resources Corp.:
4.9%, 9/15/2030	284,000	285,528
5.65%, 2/15/2036	450,000	452,903
The accompanying notes are an integral part of the financial statements.

4	|	DWS Total Return Bond Fund

	Principal Amount ($)	Value ($)
Targa Resources Partners LP, 5.0%, 1/15/2028	800,000	798,961
Western Midstream Operating LP, 5.45%, 11/15/2034	320,000	313,740
		12,898,330
Financials 13.1%
AerCap Ireland Capital DAC, 6.5%, 1/31/2056	1,000,000	1,012,214
Bank of America Corp.:
2.972%, 7/21/2052	154,000	99,402
5.464%, 5/9/2036	833,000	852,352
Series UU, 6.25%, Perpetual	1,000,000	996,560
Bank of Montreal, Series 6, 6.875%, 11/26/2085	400,000	400,800
Barclays PLC, 5.335%, 9/10/2035	347,000	345,264
Beacon Funding Trust, 144A, 6.266%, 8/15/2054	415,000	410,622
BGC Group, Inc., 144A, 6.15%, 4/2/2030	500,000	505,879
Blackstone Private Credit Fund:
5.25%, 4/1/2030	500,000	495,135
6.0%, 11/22/2034	500,000	496,747
Canadian Imperial Bank of Commerce, 6.95%, 1/28/2085	1,150,000	1,156,183
Charles Schwab Corp., Series F, 5.0%, Perpetual	1,150,000	1,127,944
Citigroup, Inc.:
6.02%, 1/24/2036	640,000	655,892
Series FF, 6.95%, Perpetual	525,000	529,253
Equitable America Global Funding, 144A, 4.65%, 6/9/2028	500,000	501,367
Experian Finance PLC, 144A, 5.25%, 8/17/2035	513,000	515,246
Fair Isaac Corp., 144A, 6.0%, 5/15/2033	500,000	502,348
Golub Capital Private Credit Fund, 144A, 5.45%, 8/15/2028	1,250,000	1,245,227
Hercules Capital, Inc., 6.0%, 6/16/2030	862,000	862,038
HSBC Holdings PLC, 6.95%, Perpetual	1,000,000	1,022,285
Jane Street Group:
144A, 6.125%, 11/1/2032	460,000	456,396
144A, 6.75%, 5/1/2033	726,000	742,975
JPMorgan Chase & Co.:
5.572%, 4/22/2036	727,000	750,758
Series OO, 6.5%, Perpetual	1,441,000	1,477,146
6.875%, Perpetual	900,000	940,656
M&T Bank Corp., 5.385%, 1/16/2036	690,000	687,495
Macquarie Airfinance Holdings Ltd., 144A, 6.4%, 3/26/2029	1,000,000	1,039,594
Marsh & McLennan Companies, Inc., 5.45%, 3/15/2053	240,000	230,998
Morgan Stanley:
5.664%, 4/17/2036	438,000	451,746
5.831%, 4/19/2035	770,000	807,158
PNC Financial Services Group, Inc., 5.575%, 1/29/2036	313,000	320,976
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	5

	Principal Amount ($)	Value ($)
Prudential Financial, Inc., 5.2%, 3/14/2035	545,000	548,862
Royal Bank of Canada, 6.35%, 11/24/2084	750,000	714,647
Societe Generale SA, 144A, 5.512%, 5/22/2031	754,000	769,003
Standard Chartered PLC, 144A, 5.005%, 10/15/2030	777,000	785,656
State Street Corp., Series K, 6.45%, Perpetual	1,044,000	1,060,791
Sumitomo Mitsui Financial Group, Inc., 6.45%, Perpetual	1,500,000	1,489,451
Synchrony Financial, 5.45%, 3/6/2031	620,000	624,313
The Goldman Sachs Group, Inc.:
5.016%, 10/23/2035	367,000	361,980
5.218%, 4/23/2031	645,000	659,534
5.734%, 1/28/2056	360,000	361,513
U.S. Bancorp, 5.678%, 1/23/2035	590,000	611,397
UBS Group AG, 144A, 4.375%, Perpetual	301,000	269,772
Wells Fargo & Co., 5.605%, 4/23/2036	550,000	566,474
		30,462,049
Health Care 1.4%
AbbVie, Inc., 5.2%, 3/15/2035	424,000	431,293
CVS Health Corp., 6.75%, 12/10/2054	667,000	667,552
Eli Lilly & Co.:
5.0%, 2/9/2054	320,000	295,392
5.2%, 8/14/2064	120,000	112,056
HCA, Inc., 5.75%, 3/1/2035	675,000	691,262
Stryker Corp., 5.2%, 2/10/2035	646,000	656,045
UnitedHealth Group, Inc., 5.15%, 7/15/2034	368,000	369,061
		3,222,661
Industrials 4.3%
BNSF Funding Trust I, 6.613%, 12/15/2055	1,000,000	1,004,771
Boeing Co., 6.858%, 5/1/2054	330,000	362,724
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	410,000	382,749
Carrier Global Corp., 5.9%, 3/15/2034	820,000	868,378
Caterpillar, Inc., 5.2%, 5/15/2035	355,000	361,905
Delta Air Lines, Inc., 4.95%, 7/10/2028	1,250,000	1,255,545
Keysight Technologies, Inc., 5.35%, 7/30/2030	892,000	917,341
Norfolk Southern Corp., 5.95%, 3/15/2064	500,000	508,972
Paychex, Inc.:
5.1%, 4/15/2030	252,000	257,463
5.35%, 4/15/2032	680,000	697,022
5.6%, 4/15/2035	595,000	611,462
Rollins, Inc., 5.25%, 2/24/2035	286,000	285,739
Siemens Funding BV:
144A, 5.2%, 5/28/2035	567,000	580,176
The accompanying notes are an integral part of the financial statements.

6	|	DWS Total Return Bond Fund

	Principal Amount ($)	Value ($)
144A, 5.9%, 5/28/2065	250,000	260,659
Tyco Electronics Group SA, 5.0%, 5/9/2035	753,000	753,588
United Parcel Service, Inc., 5.95%, 5/14/2055	545,000	554,314
Waste Management, Inc., 4.95%, 3/15/2035	361,000	360,631
		10,023,439
Information Technology 1.9%
Apple, Inc.:
2.375%, 2/8/2041	13,000	9,062
2.7%, 8/5/2051	16,000	9,975
AppLovin Corp., 5.95%, 12/1/2054	257,000	250,412
Broadcom, Inc.:
144A, 3.137%, 11/15/2035	148,000	124,227
144A, 3.187%, 11/15/2036	220,000	181,553
Foundry JV Holdco LLC, 144A, 6.1%, 1/25/2036	363,000	370,967
HP, Inc., 6.1%, 4/25/2035	600,000	622,039
International Business Machines Corp., 5.0%, 2/10/2032	500,000	507,743
Marvell Technology, Inc., 5.45%, 7/15/2035	785,000	791,807
Microsoft Corp., 2.921%, 3/17/2052	465,000	306,787
Oracle Corp.:
5.375%, 9/27/2054	710,000	639,507
5.5%, 9/27/2064	220,000	196,563
Texas Instruments, Inc., 5.15%, 2/8/2054	515,000	483,454
		4,494,096
Materials 1.5%
BHP Billiton Finance USA Ltd., 5.3%, 2/21/2035	903,000	921,743
Celanese U.S. Holdings LLC, 6.5%, 4/15/2030	318,000	321,578
Corp. Nacional del Cobre de Chile, 144A, 6.78%, 1/13/2055	240,000	246,360
Dow Chemical Co., 5.95%, 3/15/2055	285,000	264,000
Olin Corp.:
5.0%, 2/1/2030	1,000,000	957,743
144A, 6.625%, 4/1/2033	159,000	154,723
Rio Tinto Finance USA PLC:
5.25%, 3/14/2035	379,000	384,574
5.875%, 3/14/2065	326,000	327,810
		3,578,531
Real Estate 1.3%
CBRE Services, Inc.:
4.8%, 6/15/2030	417,000	419,381
5.5%, 6/15/2035	279,000	281,678
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	7

	Principal Amount ($)	Value ($)
Prologis LP:
(REIT), 4.75%, 1/15/2031	299,000	301,508
(REIT), 5.25%, 5/15/2035	1,202,000	1,216,738
Public Storage Operating Co., (REIT), 5.0%, 7/1/2035	790,000	781,362
		3,000,667
Utilities 4.0%
Dominion Energy, Inc., 6.625%, 5/15/2055	700,000	717,275
Edison International, 5.25%, 3/15/2032	458,000	438,791
Entergy Arkansas LLC, 5.75%, 6/1/2054	470,000	468,088
Entergy Louisiana LLC, 5.8%, 3/15/2055	350,000	349,077
Eversource Energy, 5.5%, 1/1/2034	710,000	722,167
Exelon Corp., 6.5%, 3/15/2055	400,000	408,730
Nevada Power Co., 6.0%, 3/15/2054	410,000	412,130
NextEra Energy Capital Holdings, Inc.:
5.45%, 3/15/2035 (a)	1,025,000	1,042,817
6.375%, 8/15/2055	1,000,000	1,025,971
6.75%, 6/15/2054	627,000	654,196
Pacific Gas and Electric Co.:
3.95%, 12/1/2047	350,000	251,430
5.9%, 10/1/2054	163,000	152,780
PG&E Corp., 7.375%, 3/15/2055	375,000	361,868
Sempra, 4.125%, 4/1/2052	1,000,000	965,671
Sierra Pacific Power Co., 5.9%, 3/15/2054	240,000	239,109
Southwestern Public Service Co., 6.0%, 6/1/2054	435,000	437,083
Vistra Operations Co. LLC, 144A, 5.7%, 12/30/2034	603,000	613,870
		9,261,053
Total Corporate Bonds (Cost $95,539,988)		96,400,608
Mortgage-Backed Securities Pass-Throughs 23.1%
Federal Home Loan Mortgage Corp.:
3.0%, 4/1/2052	1,626,412	1,400,644
3.5%, with various maturities from 6/1/2028 until 9/1/2052	6,448,933	5,852,707
4.5%, 12/1/2040	22,543	22,309
5.5%, with various maturities from 6/1/2039 until 12/1/2054	4,410,483	4,432,882
6.0%, 1/1/2055	4,368,032	4,452,578
Federal National Mortgage Association:
2.5%, with various maturities from 10/1/2051 until 3/1/2052	3,134,832	2,582,775
3.0%, 5/1/2052	2,059,173	1,779,471
The accompanying notes are an integral part of the financial statements.

8	|	DWS Total Return Bond Fund

	Principal Amount ($)	Value ($)
3.5%, with various maturities from 1/1/2046 until 12/1/2046	1,256,542	1,152,780
4.5%, 11/1/2043	131,284	128,596
5.5%, with various maturities from 2/1/2031 until 10/1/2054	6,490,839	6,569,060
6.0%, with various maturities from 7/1/2054 until 7/1/2055	24,896,326	25,352,325
Government National Mortgage Association, 4.5%, 7/15/2040	27,218	26,737
Total Mortgage-Backed Securities Pass-Throughs (Cost $54,079,513)		53,752,864
Asset-Backed 10.5%
Automobile Receivables 2.5%
Ally Bank Auto Credit-Linked Notes:
“C” , Series 2024-B, 144A, 5.215%, 9/15/2032	178,913	178,945
“D” , Series 2024-B, 144A, 5.41%, 9/15/2032	178,913	178,849
“C” , Series 2024-A, 144A, 6.022%, 5/17/2032	295,339	298,307
Avis Budget Rental Car Funding AESOP LLC:
“B” , Series 2024-2A, 144A, 5.57%, 10/20/2028	750,000	757,288
“D” , Series 2024-2A, 144A, 7.43%, 10/20/2028	400,000	403,973
“D” , Series 2023-8A, 144A, 7.52%, 2/20/2030	650,000	652,504
Bayview Opportunity Master Fund VII LLC, “B” , Series 2024-CAR1, 144A, 30 day USD SOFR Average + 1.3%, 5.65% (b), 12/26/2031	128,634	129,199
Enterprise Fleet Financing LLC, “A4” , Series 2025-2, 144A, 4.58%, 12/22/2031	361,000	362,425
Foursight Capital Automobile Receivables Trust, “C” , Series 2023-2, 144A, 6.21%, 4/16/2029	750,000	765,488
Hertz Vehicle Financing III LLC, “C” , Series 2023-1A, 144A, 6.91%, 6/25/2027	1,640,000	1,651,932
Huntington Bank Auto Credit-Linked Notes:
“B1” , Series 2024-2, 144A, 5.442%, 10/20/2032	351,978	354,239
“B1” , Series 2024-1, 144A, 6.153%, 5/20/2032	181,707	183,997
		5,917,146
Home Equity Loans 0.2%
CIT Home Equity Loan Trust, “AF6” , Series 2002-1, 6.2%, 2/25/2030	307	306
Towd Point Mortgage Trust, “A1” , Series 2025-CRM1, 144A, 5.799%, 1/25/2065	455,752	457,278
		457,584
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	9

	Principal Amount ($)	Value ($)
Miscellaneous 7.8%
AB BSL CLO 5 Ltd., “B” , Series 2024-5A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.025% (b), 1/20/2038	400,000	401,514
Allegro CLO XV Ltd., “BR” , Series 2022-1A, 144A, 3 mo. USD Term SOFR + 1.62%, 5.945% (b), 4/20/2038	750,000	750,830
Apidos CLO XL Ltd., “AR” , Series 2022-40A, 144A, 3 mo. USD Term SOFR + 1.35%, 5.668% (b), 7/15/2037	500,000	501,283
Apidos CLO XLVII Ltd., “C” , Series 2024-47A, 144A, 3 mo. USD Term SOFR + 2.35%, 6.664% (b), 4/26/2037	625,000	628,132
Apidos CLO XVIII-R, “A2R2” , Series 2018-18A, 144A, 3 mo. USD Term SOFR + 1.58%, 5.912% (b), 1/22/2038	500,000	500,971
ARES LIX CLO Ltd., “C2” , Series 2021-59A, 144A, 3.35%, 4/25/2034	500,000	459,197
Carlyle Global Market Strategies CLO Ltd., “BR4” , Series 2012-4A, 144A, 3 mo. USD Term SOFR + 1.75%, 6.082% (b), 4/22/2032	500,000	500,573
CIFC Funding Ltd., “BR” , Series 2022-7A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.032% (b), 1/22/2038	442,000	443,532
Cloud Capital Holdco LP, “A2” , Series 2024-1A, 144A, 5.781%, 11/22/2049	450,000	455,023
CyrusOne Data Centers Issuer I LLC, “A2” , Series 2024-2A, 144A, 4.5%, 5/20/2049	1,000,000	971,739
Dryden 64 CLO Ltd., “C” , Series 2018-64A, 144A, 3 mo. USD Term SOFR + 2.012%, 6.341% (b), 4/18/2031	1,200,000	1,201,144
Elmwood CLO II Ltd., “A2RR” , Series 2019-2A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.875% (b), 10/20/2037	500,000	501,775
Galaxy 34 CLO Ltd., “A” , Series 2024-34A, 144A, 3 mo. USD Term SOFR + 1.37%, 5.695% (b), 10/20/2037	500,000	501,874
Golub Capital Partners CLO 53B Ltd., “CR” , Series 2021-53A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.025% (b), 7/20/2034	600,000	595,150
Hilton Grand Vacations Trust, “B” , Series 2024-2A, 144A, 5.65%, 3/25/2038	649,033	655,196
HINNT LLC, “B” , Series 2024-A, 144A, 5.84%, 3/15/2043	560,928	566,435
Jersey Mike’s Funding LLC:
“A2” , Series 2025-1A, 144A, 5.61%, 8/16/2055	1,800,000	1,809,844
“A2” , Series 2024-1A, 144A, 5.636%, 2/15/2055	329,175	332,525
Lewey Park CLO Ltd., “A2” , Series 2024-1A, 144A, 3 mo. USD Term SOFR + 1.56%, 5.885% (b), 10/21/2037	500,000	501,276
Mosaic Solar Loan Trust:
“B” , Series 2023-1A, 144A, 6.92%, 6/20/2053	230,632	196,675
“C” , Series 2023-1A, 144A, 8.48%, 6/20/2053	520,000	216,768
“C” , Series 2022-3A, 144A, 8.56%, 6/20/2053	1,703,000	378,748
NRZ Excess Spread-Collateralized Notes, “A” , Series 2021-GNT1, 144A, 3.474%, 11/25/2026	342,118	331,250
The accompanying notes are an integral part of the financial statements.

10	|	DWS Total Return Bond Fund

	Principal Amount ($)	Value ($)
OCP CLO Ltd., “B1” , Series 2024-36A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.018% (b), 10/16/2037	500,000	501,832
OZLM XXIV Ltd., “A1AR” , Series 2019-24A, 144A, 3 mo. USD Term SOFR + 1.422%, 5.747% (b), 7/20/2032	215,579	215,556
Palmer Square CLO Ltd., “C” , Series 2023-3A, 144A, 3 mo. USD Term SOFR + 2.9%, 7.225% (b), 1/20/2037	250,000	251,838
Race Point X CLO Ltd., “C2R” , Series 2016-10A, 144A, 3 mo. USD Term SOFR + 2.262%, 6.58% (b), 7/25/2031	759,634	760,876
RR 35 Ltd., “A2” , Series 2024-35A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.018% (b), 1/15/2040	600,000	603,196
Sixth Street CLO XIV Ltd., “A2R2” , Series 2019-14A, 144A, 3 mo. USD Term SOFR + 1.4%, 5.725% (b), 1/20/2038	1,000,000	996,862
Switch ABS Issuer LLC, “A2” , Series 2024-2A, 144A, 5.436%, 6/25/2054	500,000	499,769
TICP CLO XI Ltd., “AR” , Series 2018-11A, 144A, 3 mo. USD Term SOFR + 1.53%, 5.848% (b), 4/25/2037	500,000	501,489
Venture XXVII CLO Ltd., “AR” , Series 2017-27A, 144A, 3 mo. USD Term SOFR + 1.312%, 5.637% (b), 7/20/2030	76,651	76,743
Wingstop Funding LLC, “A2” , Series 2024-1A, 144A, 5.858%, 12/5/2054	300,000	306,447
		18,116,062
Total Asset-Backed (Cost $25,869,124)		24,490,792
Commercial Mortgage-Backed Securities 9.7%
20 Times Square Trust:
“B” , Series 2018-20TS, 144A, 3.1% (b), 5/15/2035	500,000	470,000
“C” , Series 2018-20TS, 144A, 3.1% (b), 5/15/2035	500,000	465,000
BAHA Trust:
“A” , Series 2024-MAR, 144A, 5.972% (b), 12/10/2041	836,000	858,496
“B” , Series 2024-MAR, 144A, 6.841% (b), 12/10/2041	650,000	670,774
Benchmark Mortgage Trust, “A4” , Series 2020-IG3, 144A, 2.437%, 9/15/2048	500,000	431,606
BPR Trust, “B” , Series 2021-TY, 144A, 1 mo. USD Term SOFR + 1.264%, 5.606% (b), 9/15/2038	300,000	298,511
BX Trust:
“A” , Series 2019-OC11, 144A, 3.202%, 12/9/2041	1,000,000	931,854
“D” , Series 2019-OC11, 144A, 3.944% (b), 12/9/2041	750,000	698,991
CENT Trust, “A” , Series 2025-CITY, 144A, 5.091%, 7/10/2040	1,000,000	1,003,411
CSAIL Commercial Mortgage Trust, “AS” , Series 2016-C6, 3.346%, 1/15/2049	500,000	485,807
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	11

	Principal Amount ($)	Value ($)
Durst Commercial Mortgage Trust, “C” , Series 2025-151, 144A, 6.018%, 8/10/2042	500,000	500,000
FREMF Mortgage Trust:
“B” , Series 2018-K75, 144A, 3.975% (b), 4/25/2051	1,000,000	978,136
“B” , Series 2018-K77, 144A, 4.16% (b), 5/25/2051	1,832,000	1,797,355
Hawaii Hotel Trust, “B” , Series 2025-MAUI, 144A, 1 mo. USD Term SOFR + 1.742%, 6.084% (b), 3/15/2042	250,000	250,000
Hudson Yards Mortgage Trust:
“A” , Series 2025-SPRL, 144A, 5.467% (b), 1/13/2040	190,000	194,777
“C” , Series 2025-SPRL, 144A, 5.952% (b), 1/13/2040	1,135,000	1,163,283
ILPT Commercial Mortgage Trust, “D” , Series 2025-LPF2, 144A, 6.508%, 7/13/2042	1,000,000	1,011,240
IRV Trust, “C” , Series 2025-200P, 144A, 5.73% (b), 3/14/2047	476,000	469,874
JPMorgan Chase Commercial Mortgage Securities Trust:
“A” , Series 2021-1MEM, 144A, 2.516%, 10/9/2042	1,750,000	1,446,808
“A” , Series 2016-NINE, 144A, 2.854% (b), 9/6/2038	500,000	488,327
“A” , Series 2018-PHH, 144A, 1 mo. USD Term SOFR + 1.257%, 5.599% (b), 6/15/2035	1,938,171	1,650,458
KIND Trust, “A” , Series 2021-KIND, 144A, 1 mo. USD Term SOFR + 1.064%, 5.41% (b), 8/15/2038	495,860	491,211
MRCD Mortgage Trust, “B” , Series 2019-PARK, 144A, 2.718%, 12/15/2036	155,000	129,425
Natixis Commercial Mortgage Securities Trust, “A” , Series 2018-OSS, 144A, 4.177%, 12/15/2037	750,000	701,787
ROCK Trust:
“A” , Series 2024-CNTR, 144A, 5.388%, 11/13/2041	1,643,000	1,673,277
“B” , Series 2024-CNTR, 144A, 5.93%, 11/13/2041	1,000,000	1,027,216
“C” , Series 2024-CNTR, 144A, 6.471%, 11/13/2041	450,000	465,315
“E” , Series 2024-CNTR, 144A, 8.819%, 11/13/2041	300,000	315,570
SLG Office Trust, “A” , Series 2021-OVA, 144A, 2.585%, 7/15/2041	1,000,000	874,138
SWCH Commercial Mortgage Trust, “A” , Series 2025-DATA, 144A, 1 mo. USD Term SOFR + 1.443%, 5.785% (b), 2/15/2042	500,000	497,500
UBS Commercial Mortgage Trust, “A3” , Series 2017-C4, 3.301%, 10/15/2050	91,103	88,988
Total Commercial Mortgage-Backed Securities (Cost $22,488,580)		22,529,135
Collateralized Mortgage Obligations 7.8%
Alternative Loan Trust, “1A4” , Series 2006-43CB, 6.0%, 2/25/2037	96,860	48,365
Arroyo Mortgage Trust, “A1” , Series 2021-1R, 144A, 1.175%, 10/25/2048	1,520,986	1,361,364
The accompanying notes are an integral part of the financial statements.

12	|	DWS Total Return Bond Fund

	Principal Amount ($)	Value ($)
Banc of America Mortgage Trust, “2A2” , Series 2004-A, 5.9% (b), 2/25/2034	33,122	32,681
Bear Stearns Adjustable Rate Mortgage Trust, “2A1” , Series 2005-11, 7.362% (b), 12/25/2035	43,251	44,432
CHL Mortgage Pass Through Trust, “2A5” , Series 2004-13, 5.75%, 8/25/2034	101,362	99,086
CSFB Mortgage-Backed Pass-Through Certificates, “10A3” , Series 2005-10, 6.0%, 11/25/2035	191,338	42,449
Federal Home Loan Mortgage Corp.:
“DI” , Series 5011, Interest Only, 2.0%, 7/25/2050	4,727,823	566,669
“MI” , Series 5034, Interest Only, 2.0%, 11/25/2050	3,076,944	382,745
“MI” , Series 5135, Interest Only, 2.5%, 8/25/2051	8,134,550	934,608
“P” , Series 4916, 3.0%, 9/25/2049	1,409,895	1,257,360
“JI” , Series 5236, Interest Only, 4.0%, 2/25/2052	4,552,293	536,163
“6” , Series 233, Interest Only, 4.5%, 8/15/2035	52,692	6,555
Federal National Mortgage Association:
“AO” , Series 2023-53, Principal Only, Zero Coupon, 11/25/2053	1,186,034	1,011,010
“FE” , Series 2024-87, 30 day USD SOFR Average + 1.85%, 6.0% (b), 12/25/2054	907,121	907,595
“MS” , Series 2025-35, 82.915% minus (16.75 x 30 day USD SOFR Average), 10.05% (b), 5/25/2055	202,492	208,205
Government National Mortgage Association:
“GA” , Series 2021-122, 1.0%, 11/20/2047	1,058,158	839,940
“IO” , Series 2021-19, Interest Only, 2.0%, 1/20/2051	11,794,568	1,398,773
“ID” , Series 2023-151, Interest Only, 2.0%, 8/20/2051	7,730,262	969,737
“QI” , Series 2021-225, Interest Only, 2.5%, 12/20/2051	8,262,822	985,341
“DI” , Series 2014-102, Interest Only, 3.5%, 7/16/2029	122,132	1,497
“HI” , Series 2015-77, Interest Only, 4.0%, 5/20/2045	688,877	141,046
“ZT” , Series 2025-2, 4.5%, 5/20/2064	1,018,891	928,974
“SL” , Series 2025-98, 21.083% minus (3.667 x 30 day USD SOFR Average), 5.141% (b), 6/20/2055	249,723	250,023
“AZ” , Series 2023-120, 5.5%, 8/20/2053	2,221,812	2,221,681
JPMorgan Mortgage Trust:
“2A1” , Series 2006-A2, 5.239% (b), 4/25/2036	176,087	152,840
“A11” , Series 2024-6, 144A, 30 day USD SOFR Average + 1.25%, 5.6% (b), 12/25/2054	743,162	741,566
Merrill Lynch Mortgage Investors Trust, “2A” , Series 2003-A6, 7.631% (b), 10/25/2033	57,750	56,266
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	13

	Principal Amount ($)	Value ($)
RCKT Mortgage Trust, “A2” , Series 2024-INV2, 144A, 5.5%, 9/25/2054	1,033,760	1,023,383
Western Alliance Bank, “M1” , Series 2021-CL2, 144A, 30 day USD SOFR Average + 3.15%, 7.5% (b), 7/25/2059	1,082,791	1,141,118
Total Collateralized Mortgage Obligations (Cost $18,845,745)		18,291,472
Government & Agency Obligations 6.8%
Sovereign Bonds 1.0%
Brazil Government International Bonds, 5.5%, 11/6/2030	635,000	635,603
Eagle Funding Luxco Sarl, 144A, 5.5%, 8/17/2030	621,000	623,795
Indonesia Government International Bond, 5.65%, 1/11/2053	230,000	228,686
Mexico Government International Bond, 6.0%, 5/7/2036	940,000	921,200
		2,409,284
U.S. Government Sponsored Agencies 0.7%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031	1,500,000	1,705,801
U.S. Treasury Obligations 5.1%
U.S. Treasury Bills:
4.049% (c), 9/11/2025 (d)	200,000	199,023
4.111% (c), 9/11/2025 (d)	1,000,000	995,117
4.174% (c), 9/11/2025 (d)	100,000	99,512
4.267% (c), 9/11/2025 (d)	100,000	99,512
U.S. Treasury Bonds:
4.625%, 2/15/2055	852,100	816,285
4.75%, 2/15/2045	4,681,800	4,602,063
U.S. Treasury Notes:
3.875%, 3/15/2028	1,665,000	1,664,610
4.0%, 2/28/2030	1,120,100	1,123,119
4.125%, 2/29/2032	880,000	880,653
4.625%, 2/15/2035	1,225,900	1,252,525
		11,732,419
Total Government & Agency Obligations (Cost 16,015,656)		15,847,504

	Shares	Value ($)
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (e) (Cost $70,220)	315	522
The accompanying notes are an integral part of the financial statements.

14	|	DWS Total Return Bond Fund

	Shares	Value ($)
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.25% (f) (g) (Cost $426,000)	426,000	426,000
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 4.37% (f) (Cost $1,308,524)	1,308,524	1,308,524

% of Net Assets		Value ($)
Total Investment Portfolio (Cost $234,643,350)	100.1	233,047,421
Other Assets and Liabilities, Net	(0.1)	(263,478)
Net Assets	100.0	232,783,943
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2025 are as follows:
Value ($) at 1/31/2025	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 7/31/2025	Value ($) at 7/31/2025
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.25% (f) (g)
1,626,895	—	1,200,895 (h)	—	—	2,525	—	426,000	426,000
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 4.37% (f)
6,420,767	104,765,671	109,877,914	—	—	226,632	—	1,308,524	1,308,524
8,047,662	104,765,671	111,078,809	—	—	229,157	—	1,734,524	1,734,524

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at July 31, 2025 amounted to $406,960, which is 0.2% of net assets.

(b)
Variable or floating rate security. These securities are shown at their current rate as of
July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)	Annualized yield at time of purchase; not a coupon rate.
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	15

(d)	At July 31, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Investment was valued using significant unobservable inputs.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2025.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the “interest only”  portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Perpetual: Callable security with no stated maturity date.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At July 31, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	9/19/2025	204	22,497,910	22,656,750	158,840
2 Year U.S. Treasury Note	USD	9/30/2025	151	31,291,584	31,254,641	(36,943)
5 Year U.S. Treasury Note	USD	9/30/2025	173	18,708,669	18,713,734	5,065
U.S. Treasury Long Bond	USD	9/19/2025	7	784,238	799,313	15,075
Ultra Long U.S. Treasury Bond	USD	9/19/2025	121	13,934,776	14,194,813	260,037
Total net unrealized appreciation						402,074
The accompanying notes are an integral part of the financial statements.

16	|	DWS Total Return Bond Fund

At July 31, 2025, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Ultra 10 Year U.S. Treasury Note	USD	9/19/2025	125	14,006,690	14,134,766	(128,076)
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$96,400,608	$—	$96,400,608
Mortgage-Backed Securities Pass-Throughs	—	53,752,864	—	53,752,864
Asset-Backed (a)	—	24,490,792	—	24,490,792
Commercial Mortgage-Backed Securities	—	22,529,135	—	22,529,135
Collateralized Mortgage Obligations	—	18,291,472	—	18,291,472
Government & Agency Obligations (a)	—	15,847,504	—	15,847,504
Warrants	—	—	522	522
Short-Term Investments (a)	1,734,524	—	—	1,734,524
Derivatives (b)
Futures Contracts	439,017	—	—	439,017
Total	$2,173,541	$231,312,375	$522	$233,486,438

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	17

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(165,019)	$—	$—	$(165,019)
Total	$(165,019)	$—	$—	$(165,019)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

18	|	DWS Total Return Bond Fund

Statement of Assets and Liabilities
as of July 31, 2025 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $232,908,826) — including $406,960 of securities loaned	$231,312,897
Investment in DWS Government & Agency Securities Portfolio (cost $426,000)*	426,000
Investment in DWS Central Cash Management Government Fund (cost $1,308,524)	1,308,524
Cash	44,770
Foreign currency, at value (cost $837)	876
Receivable for investments sold	262,196
Receivable for Fund shares sold	5,772
Interest receivable	2,092,774
Affiliated securities lending income receivable	129
Receivable for variation margin on futures contracts	43,327
Foreign taxes recoverable	4,333
Other assets	33,529
Total assets	235,535,127
Liabilities
Payable upon return of securities loaned	426,000
Payable for investments purchased	1,887,066
Payable for Fund shares redeemed	122,425
Accrued management fee	36,883
Accrued Trustees' fees	2,612
Other accrued expenses and payables	276,198
Total liabilities	2,751,184
Net assets, at value	$232,783,943
Net Assets Consist of
Distributable earnings (loss)	(107,893,739)
Paid-in capital	340,677,682
Net assets, at value	$232,783,943
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	19

Statement of Assets and Liabilities as of July 31, 2025 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($126,826,197 ÷ 13,609,739 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.32
Maximum offering price per share (100 ÷ 97.25 of $9.32)	$9.58
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($1,239,363 ÷ 132,836 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.33
Class S
Net Asset Value, offering and redemption price per share ($86,000,682 ÷ 9,229,286 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.32
Institutional Class
Net Asset Value, offering and redemption price per share ($18,717,701 ÷ 2,015,444 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.29
The accompanying notes are an integral part of the financial statements.

20	|	DWS Total Return Bond Fund

Statement of Operations
for the six months ended July 31, 2025 (Unaudited)

Investment Income
Income:
Interest	$6,445,353
Income distributions — DWS Central Cash Management Government Fund	226,632
Affiliated securities lending income	2,525
Total income	6,674,510
Expenses:
Management fee	422,946
Administration fee	117,216
Services to shareholders	220,812
Distribution and service fees	154,664
Custodian fee	5,788
Professional fees	69,012
Reports to shareholders	24,727
Registration fees	35,320
Trustees' fees and expenses	4,704
Other	26,046
Total expenses before expense reductions	1,081,235
Expense reductions	(261,228)
Total expenses after expense reductions	820,007
Net investment income	5,854,503
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(3,915,018)
Futures	(1,336,434)
(5,251,452)
Change in net unrealized appreciation (depreciation) on:
Investments	5,542,226
Futures	993,083
Foreign currency	75
6,535,384
Net gain (loss)	1,283,932
Net increase (decrease) in net assets resulting from operations	$7,138,435
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	21

Statements of Changes in Net Assets
	Six Months Ended July 31, 2025	Year Ended January 31,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$5,854,503	$12,035,251
Net realized gain (loss)	(5,251,452)	(4,048,206)
Change in net unrealized appreciation (depreciation)	6,535,384	(361,052)
Net increase (decrease) in net assets resulting from operations	7,138,435	7,625,993
Distributions to shareholders:
Class A	(3,238,944)	(6,099,922)
Class C	(26,298)	(51,143)
Class R	—	(846)*
Class R6	—	(376)*
Class S	(2,254,771)	(4,217,656)
Institutional Class	(616,293)	(1,441,318)
Total distributions	(6,136,306)	(11,811,261)
Fund share transactions:
Proceeds from shares sold	8,294,969	36,760,252
Reinvestment of distributions	5,714,630	10,996,688
Payments for shares redeemed	(30,642,526)	(79,109,259)
Net increase (decrease) in net assets from Fund share transactions	(16,632,927)	(31,352,319)
Increase (decrease) in net assets	(15,630,798)	(35,537,587)
Net assets at beginning of period	248,414,741	283,952,328
Net assets at end of period	$232,783,943	$248,414,741

*	For the period from February 1, 2024 to March 25, 2024 (Class R and Class R6 liquidation date).

The accompanying notes are an integral part of the financial statements.

22	|	DWS Total Return Bond Fund

Financial Highlights
DWS Total Return Bond Fund — Class A
	Six Months Ended 7/31/25	Years Ended January 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$9.28	$9.44	$9.61	$10.91	$11.43	$11.05
Income (loss) from investment operations:
Net investment income[a]	.22	.41	.36	.26	.24	.24
Net realized and unrealized gain (loss)	.05	(.17 )	(.17 )	(1.29)	(.51 )	.38
Total from investment operations	.27	.24	.19	(1.03)	(.27 )	.62
Less distributions from:
Net investment income	(.23 )	(.40 )	(.36 )	(.27 )	(.25 )	(.24 )
Net asset value, end of period	$9.32	$9.28	$9.44	$9.61	$10.91	$11.43
Total Return (%)[b,c]	2.94 *	2.60	2.10	(9.45)	(2.40)	5.63
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	127	136	150	165	209	242
Ratio of expenses before expense reductions (%)	1.00 **	1.02	1.03	1.00	.97	.96
Ratio of expenses after expense reductions (%)	.78 **	.76	.79	.80	.83	.84
Ratio of net investment income (%)	4.74 **	4.34	3.88	2.68	2.14	2.13
Portfolio turnover rate (%)	119 *	301	256	228	182	143

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	23

DWS Total Return Bond Fund — Class C
	Six Months Ended 7/31/25	Years Ended January 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$9.29	$9.46	$9.62	$10.93	$11.44	$11.06
Income (loss) from investment operations:
Net investment income[a]	.18	.34	.29	.18	.16	.16
Net realized and unrealized gain (loss)	.05	(.18 )	(.16 )	(1.29)	(.50 )	.37
Total from investment operations	.23	.16	.13	(1.11)	(.34 )	.53
Less distributions from:
Net investment income	(.19 )	(.33 )	(.29 )	(.20 )	(.17 )	(.15 )
Net asset value, end of period	$9.33	$9.29	$9.46	$9.62	$10.93	$11.44
Total Return (%)[b,c]	2.56 *	1.73	1.44	(10.20)	(3.04)	4.84
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	2	3	6	13
Ratio of expenses before expense reductions (%)	1.82 **	1.82	1.83	1.77	1.71	1.71
Ratio of expenses after expense reductions (%)	1.53 **	1.51	1.54	1.55	1.58	1.59
Ratio of net investment income (%)	3.99 **	3.59	3.10	1.81	1.42	1.39
Portfolio turnover rate (%)	119 *	301	256	228	182	143

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

24	|	DWS Total Return Bond Fund

DWS Total Return Bond Fund — Class S
	Six Months Ended 7/31/25	Years Ended January 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$9.28	$9.44	$9.61	$10.91	$11.43	$11.05
Income (loss) from investment operations:
Net investment income[a]	.23	.43	.38	.29	.27	.27
Net realized and unrealized gain (loss)	.05	(.17 )	(.17 )	(1.30)	(.51 )	.37
Total from investment operations	.28	.26	.21	(1.01)	(.24 )	.64
Less distributions from:
Net investment income	(.24 )	(.42 )	(.38 )	(.29 )	(.28 )	(.26 )
Net asset value, end of period	$9.32	$9.28	$9.44	$9.61	$10.91	$11.43
Total Return (%)[b]	3.08 *	2.86	2.35	(9.22)	(2.16)	5.90
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	86	88	97	106	134	154
Ratio of expenses before expense reductions (%)	.75 **	.77	.79	.76	.72	.72
Ratio of expenses after expense reductions (%)	.53 **	.51	.54	.55	.58	.59
Ratio of net investment income (%)	4.99 **	4.59	4.13	2.93	2.39	2.38
Portfolio turnover rate (%)	119 *	301	256	228	182	143

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	25

DWS Total Return Bond Fund — Institutional Class
	Six Months Ended 7/31/25	Years Ended January 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$9.25	$9.41	$9.58	$10.88	$11.39	$11.01
Income (loss) from investment operations:
Net investment income[a]	.23	.43	.38	.28	.27	.27
Net realized and unrealized gain (loss)	.05	(.17 )	(.17 )	(1.29)	(.50 )	.37
Total from investment operations	.28	.26	.21	(1.01)	(.23 )	.64
Less distributions from:
Net investment income	(.24 )	(.42 )	(.38 )	(.29 )	(.28 )	(.26 )
Net asset value, end of period	$9.29	$9.25	$9.41	$9.58	$10.88	$11.39
Total Return (%)[b]	3.09 *	2.86	2.45	(9.35)	(2.08)	5.91
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	19	23	35	30	33	38
Ratio of expenses before expense reductions (%)	.75 **	.76	.74	.70	.70	.69
Ratio of expenses after expense reductions (%)	.53 **	.51	.53	.55	.58	.59
Ratio of net investment income (%)	4.99 **	4.59	4.15	2.91	2.39	2.40
Portfolio turnover rate (%)	119 *	301	256	228	182	143

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

26	|	DWS Total Return Bond Fund

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Total Return Bond Fund (the “Fund” ) is a diversified series of Deutsche DWS Portfolio Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts

DWS Total Return Bond Fund	|	27

financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

28	|	DWS Total Return Bond Fund

Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or

DWS Total Return Bond Fund	|	29

instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended July 31, 2025, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of July 31, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of July 31, 2025, the Fund had securities on loan, which were classified as corporate bonds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange

30	|	DWS Total Return Bond Fund

rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
When-Issued, Delayed-Delivery Securities and Forward-Commitment
Transactions. The Fund may purchase or sell securities on a when-issued, delayed-delivery or forward- commitment basis, including To Be Announced (TBA) purchase commitments, with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. The Fund may sell a TBA purchase commitment before the settlement date or enter into a new commitment to extend the delivery date into the future. Additionally, the Fund or the counterparty may be required to post securities and/or cash collateral in accordance with the terms of the TBA purchase commitment.
Certain risks may arise upon entering into when-issued, delayed-delivery or forward-commitment transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Such transactions may also have the effect of leverage on the Fund and may cause the Fund to be more volatile. Additionally, losses may arise due to changes in the value of the underlying securities.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon current interpretation of tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At January 31, 2025, the Fund had net tax basis capital loss carryforwards of $102,318,622, including short-term losses ($45,517,279) and long-term losses ($56,801,343), which may be applied against realized net taxable capital gains indefinitely. Capital Loss Carryforwards from this Fund may be subject to certain limitations under Section 382–384 of the Internal Revenue Code.

DWS Total Return Bond Fund	|	31

At July 31, 2025, the aggregate cost of investments for federal income tax purposes was $235,685,215. The net unrealized depreciation for all investments based on tax cost was $2,637,794. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $2,899,423 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $5,537,217.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended January 31, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in derivatives, premium amortization on debt securities and additional income recognition on debt securities classified as equity. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against

32	|	DWS Total Return Bond Fund

the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis, net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes.
B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended July 31, 2025, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of July 31, 2025, is included in a table following the Fund’s Investment Portfolio. For the six months ended July 31, 2025, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $74,068,000 to $128,595,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $14,135,000 to $19,046,000.

DWS Total Return Bond Fund	|	33

The following tables summarize the value of the Fund’s derivative instruments held as of July 31, 2025 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Futures Contracts
Interest Rate Contracts (a)	$439,017
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Liability Derivatives	Futures Contracts
Interest Rate Contracts (a)	$(165,019)
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended July 31, 2025 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Interest Rate Contracts (a)	$(1,336,434)
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Interest Rate Contracts (a)	$993,083
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts

34	|	DWS Total Return Bond Fund

C.
Purchases and Sales of Securities
During the six months ended July 31, 2025, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$257,423,330	$253,668,684
U.S. Treasury Obligations	$34,515,303	$70,489,901
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1.5 billion of the Fund’s average daily net assets	.350%
Next $1.75 billion of such net assets	.335%
Next $1.75 billion of such net assets	.320%
Next $2.5 billion of such net assets	.305%
Next $2.5 billion of such net assets	.295%
Next $2.5 billion of such net assets	.275%
Over $12.5 billion of such net assets	.265%
Accordingly, for the six months ended July 31, 2025, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.35% of the Fund’s average daily net assets.
For the period from February 1, 2025 through April 30, 2025, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as

DWS Total Return Bond Fund	|	35

extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.75%
Class C	1.50%
Class S	.50%
Institutional Class	.50%
Effective May 1, 2025 through April 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.80%
Class C	1.55%
Class S	.55%
Institutional Class	.55%
For the six months ended July 31, 2025, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$138,852
Class C	1,790
Class S	95,467
Institutional Class	25,119
$261,228
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended July 31, 2025, the Administration Fee was $117,216, of which $19,607 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder

36	|	DWS Total Return Bond Fund

servicing fee it receives from the Fund. For the six months ended July 31, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at July 31, 2025
Class A	$42,773	$14,334
Class C	854	296
Class S	42,592	14,340
Institutional Class	439	130
	$86,658	$29,100
In addition, for the six months ended July 31, 2025, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$65,425
Class C	630
Class S	22,918
Institutional Class	16,606
$105,579
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended July 31, 2025, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at July 31, 2025
Class C	$4,685	$800
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder

DWS Total Return Bond Fund	|	37

accounts the firms service. For the six months ended July 31, 2025, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at July 31, 2025	Annualized Rate
Class A	$148,545	$60,659.23%
Class C	1,434	1,262.23%
	$149,979	$61,921
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended July 31, 2025 aggregated $253.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended July 31, 2025, there was no CDSC for Class C Shares. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended July 31, 2025, DDI received $20 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended July 31, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $838, of which $225 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks.

38	|	DWS Total Return Bond Fund

The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at July 31, 2025.
F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended July 31, 2025		Year Ended January 31, 2025
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	368,098	$3,429,293	618,213	$5,794,017
Class C	17,193	159,992	14,337	134,342
Class R	—	—	255 *	2,366 *
Class R6	—	—	47 *	446 *
Class S	294,180	2,735,289	757,225	7,072,136
Institutional Class	212,729	1,970,395	2,555,080	23,756,945
		$8,294,969		$36,760,252
Shares issued to shareholders in reinvestment of distributions
Class A	324,313	$3,003,450	605,625	$5,655,938
Class C	2,836	26,298	5,471	51,143
Class R	—	—	91 *	846 *
Class R6	—	—	41 *	376 *
Class S	223,627	2,070,961	412,564	3,853,400
Institutional Class	66,531	613,921	154,223	1,434,985
		$5,714,630		$10,996,688

DWS Total Return Bond Fund	|	39

	Six Months Ended July 31, 2025		Year Ended January 31, 2025
	Shares	Dollars	Shares	Dollars
Shares redeemed
Class A	(1,695,259)	$(15,736,381)	(2,516,379)	$(23,560,864)
Class C	(23,733)	(220,622)	(73,155)	(683,726)
Class R	—	—	(19,939)*	(185,857)*
Class R6	—	—	(5,616)*	(52,180)*
Class S	(787,798)	(7,320,168)	(1,900,121)	(17,784,558)
Institutional Class	(795,467)	(7,365,355)	(3,905,660)	(36,842,074)
		$(30,642,526)		$(79,109,259)
Net increase (decrease)
Class A	(1,002,848)	$(9,303,638)	(1,292,541)	$(12,110,909)
Class C	(3,704)	(34,332)	(53,347)	(498,241)
Class R	—	—	(19,593)*	(182,645)*
Class R6	—	—	(5,528)*	(51,358)*
Class S	(269,991)	(2,513,918)	(730,332)	(6,859,022)
Institutional Class	(516,207)	(4,781,039)	(1,196,357)	(11,650,144)
		$(16,632,927)		$(31,352,319)

*	For the period from February 1, 2024 to March 25, 2024 (Class R and Class R6 liquidation date).

40	|	DWS Total Return Bond Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Total Return Bond Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

DWS Total Return Bond Fund	|	41

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 3rd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one- and five-year periods and has underperformed its benchmark in the three-year period ended December 31, 2023.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). The

42	|	DWS Total Return Bond Fund

Board noted that, effective October 1, 2024, in connection with the 2024 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.05%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

DWS Total Return Bond Fund	|	43

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DTRBF-BFE2024

44	|	DWS Total Return Bond Fund

DTRBF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Total Return Bond Fund, a series of Deutsche DWS Portfolio Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	9/29/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	9/29/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	9/29/2025